Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 204,825	$ 157,361	$ 905,632	$ 394,901
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,116	658	6,221	3,128
Stock-based compensation	30,028	87,394	123,355	15,659
Allowance for refunds and chargebacks	1,089	3,511	5,036	(7,543)
Deferred Income Taxes	52,436	(17,992)	(49,826)	4,588
Changes in assets and liabilities:
Accounts receivable	(46,655)	4,053	11,351	(15,577)
Other assets	(9,087)	(36,259)	2,208	(97,650)
Deposits			39,405
Income taxes payable	(283,346)	(100,306)	358,325	70,863
Accrued expenses and other	(89,977)	(99,797)	1,305	130,074
Deferred revenue	22,713	21,425	38,267	(26,880)
Net cash provided by operating activities	(115,858)	20,048	1,441,279	471,563
Cash flows from investing activities:
Purchases of property and equipment			(150,349)	(3,164)
Net cash used in by investing activities			(150,349)	(3,164)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs		96,816	96,816
Proceeds from shareholder				100,000
Repayments of amounts due to shareholder				(100,000)
Net cash provided by financing activities		96,816	96,816
Change in cash and cash equivalents	(115,858)	116,864	1,387,746	468,399
Cash and cash equivalents, beginning of period	1,978,809	591,063	591,063	122,664
Cash and cash equivalents, end of period	1,862,951	707,927	1,978,809	591,063
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 348,122	$ 279,362	$ 359,362	$ 273,315